Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Risk
	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Variable Rate Instruments
Cash and cash equivalents	19,240,707	21,278,936

Schedule of Sensitivity of Financial Assets (Cash) to Interest Rate Risk

		Profit or Loss	Profit or Loss	Equity	Equity
	Carrying Amount	100 bp Increase	100 bp Decrease	100 bp Increase	100 bp Decrease
	A$	A$	A$	A$	A$

30 June 2023
Variable rate instruments
Cash and cash equivalents	19,240,707	192,407	(192,407)	192,407	(192,407)

		Profit or (Loss)	Profit or (Loss)	Equity	Equity
	Carrying Amount	100 bp Increase	100 bp Decrease	100 bp Increase	100 bp Decrease
	A$	A$	A$	A$	A$

30 June 2022
Variable rate instruments
Cash and cash equivalents	21,278,936	212,789	(212,789)	212,789	(212,789)

Schedule of Maximum Exposure to Credit Risk
	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Cash and cash equivalents	19,240,707	21,278,936
BAS Receivables	7,300	142,860

	19,248,007	21,421,796

Schedule of Contractual Maturities of Financial Liabilities

	Weighted Average Interest Rate	6 Months or Less	6 to 12 Months	Between 2 and 5 Years	Over 5 Years	Total Contractual Cash Flows
Consolidated - 30 June 2023%		A$	A$	A$	A$	A$

Non-derivatives
Non-interest bearing
Trade payables	-	2,414,485	-	-	-	2,414,485

Interest-bearing
Financial liability	-	-	928,867	5,352,544	-	6,281,411
Total non-derivatives		2,414,485	928,867	5,352,544	-	8,695,896

Derivatives
Financial derivative liability	-	-	250,921	-	-	250,921
Total non-derivatives		-	250,921	-	-	250,921

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023

Note 16. Financial Instruments Continued

	Weighted Average Interest Rate	6 Months or Less	6 to 12 Months	Between 2 and 5 Years	Over 5 Years	Total Contractual Cash Flows
Consolidated - 30 June 2022%		A$	A$	A$	A$	A$

Non-derivatives
Non-interest bearing
Trade payables	-	3,999,852	-	-	-	3,999,852
Total non-derivatives		3,999,852	-	-	-	3,999,852